Average Annual Total Returns - Class A C Shares - Alger Emerging Markets Fund - AC	Class A Inception Date	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Shares 10 Years	Class C Inception Date	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Dec. 29, 2010	29.86%	11.93%	3.96%	29.86%	10.98%	3.45%	17.68%	8.99%	2.85%	Dec. 29, 2010	34.99%	12.28%	3.68%	18.69%	13.22%	4.00%